                              Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
   (LIBERTY'S SPECTRUM SELECT MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE
                                    CONTRACT)

                   Supplement to Prospectus Dated May 1, 2001


                                       ***
         FOR CERTIFICATES APPLIED FOR UNDER GROUP CONTRACTS ON OR AFTER
                          THE DATE OF THIS SUPPLEMENT


For Certificates applied for under Group Contracts on or after the date of this supplement, the following sections of the prospectus are modified:


Question 14 on page 10 is replaced with the following:

         14. WHEN DOES COVERAGE UNDER THE CONTRACT END?

         Your Contract will remain in force until payment of the Death Benefit or the Maturity Date, unless you voluntarily surrender it at an earlier date, or it lapses. Your Contract has a Guaranteed Death Benefit (called Guaranteed Coverage in Maryland). Under this provision, if you do not have any outstanding Indebtedness, your Contract will not lapse before a specified period of time set out in the Contract. After the end of that period, your Contract could lapse if the Surrender Value is not large enough to cover the full Monthly Deduction and the necessary amount is not paid before the end of the Grace Period. For more detail see "Termination and Grace Period" on page 33.

         After the period of Guaranteed Coverage ends or if you have outstanding Indebtedness during that period, the Contract will enter a 61-day Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction. The Contract will terminate at the end of the Grace Period, unless you pay an amount sufficient to keep the Contract in force. The Contract will also terminate on the Monthly Date, unless you enter into an Extended Maturity Agreement. The terms of the Guaranteed Death Benefit may vary in some states. See your contract for a complete explanation of this provision.

The TERMINATION AND GRACE PERIOD provision on pages 33-34 is replaced with the following:

         TERMINATION AND GRACE PERIOD. The Contract will terminate and life insurance coverage will end when one of the following events first occurs:

         (a) you surrender your Contract;
         (b) the Contract reaches the Maturity Date;
         (c) the Grace Period ends; or
         (d) the Insured dies.

         Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either you have any unpaid Indebtedness, or the Guaranteed Death Benefit period has ended. You will be given a 61-day Grace Period in which to pay an additional amount sufficient to keep the Contract in force after the end of the Grace Period.

Supplement Dated November 5, 2001                                   SVUL-2001161

     At least 61 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. The amount shown in the notice will be determined as provided in the Contract. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your contract will end at the end of the Grace Period.

     The Contract will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit" on page 28.

     Under the Contract's Guaranteed Death Benefit provision (called Guaranteed Coverage in Maryland), your Contract will not lapse before the end of the period shown in the table below as long as you have no outstanding Indebtedness.

                              SINGLE LIFE CONTRACTS

                  ISSUE AGE         EXPIRY DATE OF GUARANTEED DEATH BENEFIT
                  ---------         ---------------------------------------
                  0-34              30 Years from the Contract Date
                  35-54             20 Years from the Contract Date
                  55-80             10 Years from the Contract Date
                  81-85             5 Years from the Contract Date


                             SURVIVORSHIP CONTRACTS
                  YOUNGER
                  INSURED'S
                  ISSUE AGE         EXPIRY DATE OF GUARANTEED DEATH BENEFIT
                  ---------         ---------------------------------------
                  0-39              25 Years from the Contract Date
                  40-59             15 Years from the Contract Date
                  60-85             10 Years from the Contract

     While the Guaranteed Death Benefit is in effect and there is no outstanding Indebtedness, if on a Monthly Date the Surrender Value is not large enough to cover the full Monthly Deduction, we will apply the remaining Surrender Value to partially pay the Monthly Deduction and waive any insufficiency. Thereafter, we will waive all future Monthly Deductions until the Surrender Value is sufficient to pay the Monthly Deduction, or the Guaranteed Death Benefit period ends.

     After the end of the Guaranteed Death Benefit period, the Monthly Deduction will not be waived if the Surrender Value is not large enough to cover the full Monthly Deduction, regardless of whether you have any outstanding Indebtedness. Failure to pay the full Monthly Deduction will cause your Contract to enter the Grace Period and terminate if you do not pay the necessary amount before the end of the Grace Period.

     The terms of the Guaranteed Death Benefit may vary in some states, see your contract for a complete explanation of this provision.



Supplement Dated November 5, 2001                                   SVUL-2001161

Appendix A - Hypothetical Illustrations on pages A-1 through A-8 is replaced with the following:

                     APPENDIX A - HYPOTHETICAL ILLUSTRATIONS

                        ILLUSTRATIONS OF ACCOUNT VALUES,
                              SURRENDER VALUES AND
                                 DEATH BENEFITS

     The following tables have been prepared to help show how values under Single Life and Survivorship Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

     The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 1.65% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.89%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, including any expense reimbursements or fee waivers. Without expense reimbursements and fee waivers, the annual effective rate would have been 0.95%. Liberty Life anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

     The tables also reflect applicable charges including an annual Contract Fee of $30.00 per year, and monthly charges for providing insurance protection. Currently, no Contract Fee is deducted in any year in which the Account Value exceeds $50,000. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. The current cost of insurance charge for Single Life Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.45% annually of the Account Value or (b) the guaranteed cost of insurance charge. The current cost of insurance charge for Survivorship Contracts, Standard Class Non Tobacco is equal to the lesser of
(a) 0.15% annually of the Account Value or (b) the guaranteed cost of insurance charge. After deduction of these amounts (other than the cost of insurance charges and contract fee), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of return of -2.54%, 3.46%, and 9.46%, respectively, on both a current and guaranteed basis. Guaranteed cost of insurance rates vary by issue age (or attained age in the case of increases in the Initial Death Benefit), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.

     The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if no payment other than the indicated initial payment is paid, if the entire initial Payment is allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that no partial withdrawals or transfers have been made.

Supplement Dated November 5, 2001     A-1                           SVUL-2001161

     Values are shown for Contracts which are issued to standard non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

     Where the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If no value is shown for the Death Benefit, then the Guaranteed Death Benefit period has expired and the Contract has lapsed. If a Contract Loan is outstanding, the Guaranteed Death Benefit will not prevent a Contract from lapsing in accordance with the Grace Period provisions.

     The tables reflect the fact that no charges for Federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

     Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed initial Payment, and any available agreements requested.

Supplement Dated November 5, 2001     A-2                           SVUL-2001161

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

           SINGLE              0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
           PAYMENT         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
            PLUS           -----------------------             -----------------------             -----------------------
CONTRACT  INTEREST     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
  YEAR      AT 5%       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  ----      -----       -----       -----      -------      -----       -----      -------      -----       -----      -------
    1       31,500      29,115      26,190      60,477      30,878      27,953      60,477      32,640      29,715      60,477
    2       33,075      28,227      25,377      60,477      31,750      28,900      60,477      35,481      32,631      60,477
    3       34,729      27,365      24,590      60,477      32,648      29,873      60,477      38,571      35,796      60,477
    4       36,465      26,529      24,279      60,477      33,573      31,323      60,477      41,933      39,683      60,477
    5       38,288      25,717      23,542      60,477      34,524      32,349      60,477      45,591      43,416      60,477
    6       40,203      24,930      23,430      60,477      35,503      34,003      60,477      49,571      48,071      60,477
    7       42,213      24,165      22,740      60,477      36,511      35,086      60,477      53,901      52,476      60,477
    8       44,324      23,423      23,423      60,477      37,549      37,549      60,477      58,645      58,645      63,923
    9       46,540      22,703      22,703      60,477      38,616      38,616      60,477      63,815      63,815      68,282
   10       48,867      22,004      22,004      60,477      39,715      39,715      60,477      69,484      69,484      72,958
   11       51,310      21,326      21,326      60,477      40,846      40,846      60,477      75,719      75,719      79,505
   12       53,876      20,668      20,668      60,477      42,011      42,011      60,477      82,488      82,488      86,612
   13       56,569      20,029      20,029      60,477      43,209      43,209      60,477      89,834      89,834      94,326
   14       59,398      19,409      19,409      60,477      44,442      44,442      60,477      97,802      97,802     102,692
   15       62,368      18,808      18,808      60,477      45,712      45,712      60,477     106,437     106,437     111,759
   16       65,486      18,224      18,224      60,477      47,018      47,018      60,477     115,805     115,805     121,596
   17       68,761      17,657      17,657      60,477      48,363      48,363      60,477     125,998     125,998     132,298
   18       72,199      17,107      17,107      60,477      49,747      49,747      60,477     137,087     137,087     143,942
   19       75,809      16,573      16,573      60,477      51,172      51,172      60,477     149,153     149,153     156,611
   20       79,599      16,055      16,055      60,477      52,669      52,669      60,477     162,281     162,281     170,395
   25      101,591      13,686      13,686      60,477      60,838      60,838      63,880     247,422     247,422     259,793
   30      129,658      11,646      11,646      60,477      70,432      70,432      71,136     378,080     378,080     381,861
   35      165,480       9,889       9,889      60,477      81,665      81,665      81,665     578,635     578,635     578,635

ASSUMPTIONS:

(1) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE
    REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE
    GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

Supplement Dated November 5, 2001     A-3                           SVUL-2001161

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

           SINGLE              0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
           PAYMENT         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
            PLUS           -----------------------             -----------------------             -----------------------
CONTRACT  INTEREST     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
  YEAR      AT 5%       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  ----      -----       -----       -----      -------      -----       -----      -------      -----       -----      -------
    1      31,500       28,566      25,641      60,477      30,333      27,408      60,477      32,100      29,175      60,477
    2      33,075       27,029      24,179      60,477      30,579      27,729      60,477      34,345      31,495      60,477
    3      34,729       25,407      22,632      60,477      30,763      27,988      60,477      36,792      34,017      60,477
    4      36,465       23,683      21,433      60,477      30,873      28,623      60,477      39,475      37,225      60,477
    5      38,288       21,836      19,661      60,477      30,898      28,723      60,477      42,432      40,257      60,477
    6      40,203       19,826      18,326      60,477      30,809      29,309      60,477      45,706      44,206      60,477
    7      42,213       17,627      16,202      60,477      30,591      29,166      60,477      49,363      47,938      60,477
    8      44,324       15,205      15,205      60,477      30,224      30,224      60,477      53,484      53,484      60,477
    9      46,540       12,493      12,493      60,477      29,662      29,662      60,477      58,134      58,134      62,203
   10      48,867        9,429       9,429      60,477      28,867      28,867      60,477      63,265      63,265      66,428
   11      51,310        5,945       5,945      60,477      27,793      27,793      60,477      68,909      68,909      72,355
   12      53,876        1,962       1,962      60,477      26,387      26,387      60,477      75,037      75,037      78,789
   13      56,569            0           0           0      24,583      24,583      60,477      81,687      81,687      85,772
   14      59,398            0           0           0      22,297      22,297      60,477      88,900      88,900      93,345
   15      62,368            0           0           0      19,412      19,412      60,477      96,717      96,717     101,553
   16      65,486            0           0           0      15,766      15,766      60,477     105,182     105,182     110,441
   17      68,761            0           0           0      11,133      11,133      60,477     114,340     114,340     120,057
   18      72,199            0           0           0       5,201       5,201      60,477     124,235     124,235     130,447
   19      75,809            0           0           0           0           0           0     134,913     134,913     141,659
   20      79,599            0           0           0           0           0           0     146,423     146,423     153,744
   25     101,591            0           0           0           0           0           0     218,352     218,352     229,270
   30     129,658            0           0           0           0           0           0     328,756     328,756     332,044
   35     165,480            0           0           0           0           0           0     501,101     501,101     501,101

ASSUMPTIONS:

(1) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

Supplement Dated November 5, 2001     A-4                           SVUL-2001161

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

           SINGLE              0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
           PAYMENT         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
            PLUS           -----------------------             -----------------------             -----------------------
CONTRACT  INTEREST     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
  YEAR      AT 5%       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  ----      -----       -----       -----      -------      -----       -----      -------      -----       -----      -------
    1      31,500       29,115      26,190      69,417      30,878      27,953      69,417      32,640      29,715      69,417
    2      33,075       28,227      25,377      69,417      31,750      28,900      69,417      35,481      32,631      69,417
    3      34,729       27,365      24,590      69,417      32,648      29,873      69,417      38,571      35,796      69,417
    4      36,465       26,529      24,279      69,417      33,573      31,323      69,417      41,933      39,683      69,417
    5      38,288       25,717      23,542      69,417      34,524      32,349      69,417      45,591      43,416      69,417
    6      40,203       24,930      23,430      69,417      35,503      34,003      69,417      49,571      48,071      69,417
    7      42,213       24,165      22,740      69,417      36,511      35,086      69,417      53,901      52,476      69,417
    8      44,324       23,423      23,423      69,417      37,549      37,549      69,417      58,645      58,645      69,417
    9      46,540       22,703      22,703      69,417      38,616      38,616      69,417      63,840      63,840      69,417
   10      48,867       22,004      22,004      69,417      39,715      39,715      69,417      69,602      69,602      73,082
   11      51,310       21,326      21,326      69,417      40,846      40,846      69,417      75,928      75,928      79,724
   12      53,876       20,668      20,668      69,417      42,011      42,011      69,417      82,809      82,809      86,949
   13      56,569       20,029      20,029      69,417      43,209      43,209      69,417      90,291      90,291      94,806
   14      59,398       19,409      19,409      69,417      44,442      44,442      69,417      98,423      98,423     103,345
   15      62,368       18,808      18,808      69,417      45,712      45,712      69,417     107,256     107,256     112,619
   16      65,486       18,224      18,224      69,417      47,018      47,018      69,417     116,842     116,842     122,684
   17      68,761       17,657      17,657      69,417      48,363      48,363      69,417     127,235     127,235     133,596
   18      72,199       17,107      17,107      69,417      49,747      49,747      69,417     138,490     138,490     145,414
   19      75,809       16,573      16,573      69,417      51,172      51,172      69,417     150,679     150,679     158,213
   20      79,599       16,055      16,055      69,417      52,669      52,669      69,417     163,940     163,940     172,137
   25     101,591       13,686      13,686      69,417      60,838      60,838      69,417     249,953     249,953     262,451
   30     129,658       11,646      11,646      69,417      70,417      70,417      71,121     381,989     381,989     385,809
   35     165,480        9,889       9,889      69,417      81,662      81,662      81,662     584,714     584,714     584,714

ASSUMPTIONS:

(1) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

Supplement Dated November 5, 2001     A-5                           SVUL-2001161

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

           SINGLE              0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
           PAYMENT         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
            PLUS           -----------------------             -----------------------             -----------------------
CONTRACT  INTEREST     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
  YEAR      AT 5%       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  ----      -----       -----       -----      -------      -----       -----      -------      -----       -----      -------
    1      31,500       28,686      25,761      69,417      30,450      27,525      69,417      32,215      29,290      69,417
    2      33,075       27,298      24,448      69,417      30,834      27,984      69,417      34,582      31,732      69,417
    3      34,729       25,862      23,087      69,417      31,180      28,405      69,417      37,160      34,385      69,417
    4      36,465       24,372      22,122      69,417      31,485      29,235      69,417      39,976      37,726      69,417
    5      38,288       22,817      20,642      69,417      31,743      29,568      69,417      43,062      40,887      69,417
    6      40,203       21,177      19,677      69,417      31,938      30,438      69,417      46,453      44,953      69,417
    7      42,213       19,425      18,000      69,417      32,053      30,628      69,417      50,189      48,764      69,417
    8      44,324       17,526      17,526      69,417      32,062      32,062      69,417      54,320      54,320      69,417
    9      46,540       15,437      15,437      69,417      31,937      31,937      69,417      58,914      58,914      69,417
   10      48,867       13,113      13,113      69,417      31,645      31,645      69,417      64,057      64,057      69,417
   11      51,310       10,506      10,506      69,417      31,156      31,156      69,417      69,824      69,824      73,316
   12      53,876        7,565       7,565      69,417      30,434      30,434      69,417      76,120      76,120      79,926
   13      56,569        4,231       4,231      69,417      29,438      29,438      69,417      82,965      82,965      87,113
   14      59,398          431         431      69,417      28,115      28,115      69,417      90,405      90,405      94,925
   15      62,368            0           0           0      26,393      26,393      69,417      98,485      98,485     103,409
   16      65,486            0           0           0      24,167      24,167      69,417     107,254     107,254     112,617
   17      68,761            0           0           0      21,297      21,297      69,417     116,762     116,762     122,600
   18      72,199            0           0           0      17,591      17,591      69,417     127,058     127,058     133,411
   19      75,809            0           0           0      12,795      12,795      69,417     138,194     138,194     145,104
   20      79,599            0           0           0       6,574       6,574      69,417     150,224     150,224     157,736
   25     101,591            0           0           0           0           0           0     225,817     225,817     237,108
   30     129,658            0           0           0           0           0           0     341,178     341,178     344,589
   35     165,480            0           0           0           0           0           0     520,169     520,169     520,169

ASSUMPTIONS:

(1) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

Supplement Dated November 5, 2001     A-6                           SVUL-2001161

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

           SINGLE              0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
           PAYMENT         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
            PLUS           -----------------------             -----------------------             -----------------------
CONTRACT  INTEREST     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
  YEAR      AT 5%       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  ----      -----       -----       -----      -------      -----       -----      -------      -----       -----      -------
    1      31,500       29,229      26,304      84,933      31,000      28,075      84,933      32,770      29,845      84,933
    2      33,075       28,423      25,573      84,933      31,971      29,121      84,933      35,729      32,879      84,933
    3      34,729       27,638      24,863      84,933      32,975      30,200      84,933      38,957      36,182      84,933
    4      36,465       26,874      24,624      84,933      34,011      31,761      84,933      42,481      40,231      84,933
    5      38,288       26,131      23,956      84,933      35,080      32,905      84,933      46,326      44,151      84,933
    6      40,203       25,407      23,907      84,933      36,184      34,684      84,933      50,522      49,022      84,933
    7      42,213       24,703      23,278      84,933      37,323      35,898      84,933      55,134      53,709      84,933
    8      44,324       24,017      24,017      84,933      38,500      38,500      84,933      60,167      60,167      84,933
    9      46,540       23,349      23,349      84,933      39,714      39,714      84,933      65,659      65,659      84,933
   10      48,867       22,699      22,699      84,933      40,968      40,968      84,933      71,652      71,652      84,933
   11      51,310       22,067      22,067      84,933      42,263      42,263      84,933      78,193      78,193      84,933
   12      53,876       21,451      21,451      84,933      43,599      43,599      84,933      85,345      85,345      89,612
   13      56,569       20,852      20,852      84,933      44,979      44,979      84,933      93,136      93,136      97,793
   14      59,398       20,268      20,268      84,933      46,403      46,403      84,933     101,638     101,638     106,720
   15      62,368       19,700      19,700      84,933      47,873      47,873      84,933     110,916     110,916     116,462
   16      65,486       19,147      19,147      84,933      49,391      49,391      84,933     121,041     121,041     127,093
   17      68,761       18,609      18,609      84,933      50,958      50,958      84,933     132,090     132,090     138,695
   18      72,199       18,085      18,085      84,933      52,606      52,606      84,933     144,148     144,148     151,355
   19      75,809       17,575      17,575      84,933      54,308      54,308      84,933     157,306     157,306     165,171
   20      79,599       17,079      17,079      84,933      56,065      56,065      84,933     171,666     171,666     180,249
   25     101,591       14,788      14,788      84,933      65,740      65,740      84,933     265,688     265,688     278,972
   30     129,658       12,786      12,786      84,933      77,084      77,084      84,933     411,207     411,207     415,319
   35     165,480       11,036      11,036      84,933      90,386      90,386      90,386     636,427     636,427     636,427

ASSUMPTIONS:

(1) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

Supplement Dated November 5, 2001     A-7                           SVUL-2001161

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

           SINGLE              0% HYPOTHETICAL                     6% HYPOTHETICAL                    12% HYPOTHETICAL
           PAYMENT         GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
            PLUS           -----------------------             -----------------------             -----------------------
CONTRACT  INTEREST     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
  YEAR      AT 5%       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  ----      -----       -----       -----      -------      -----       -----      -------      -----       -----      -------
    1      31,500       29,229      26,304      84,933      31,000      28,075      84,933      32,770      29,845      84,933
    2      33,075       28,407      25,557      84,933      31,962      29,112      84,933      35,726      32,876      84,933
    3      34,729       27,554      24,779      84,933      32,909      30,134      84,933      38,914      36,139      84,933
    4      36,465       26,658      24,408      84,933      33,833      31,583      84,933      42,355      40,105      84,933
    5      38,288       25,706      23,531      84,933      34,723      32,548      84,933      46,070      43,895      84,933
    6      40,203       24,677      23,177      84,933      35,565      34,065      84,933      50,085      48,585      84,933
    7      42,213       23,551      22,126      84,933      36,343      34,918      84,933      54,431      53,006      84,933
    8      44,324       22,297      22,297      84,933      37,035      37,035      84,933      59,149      59,149      84,933
    9      46,540       20,874      20,874      84,933      37,613      37,613      84,933      64,285      64,285      84,933
   10      48,867       19,237      19,237      84,933      38,045      38,045      84,933      69,906      69,906      84,933
   11      51,310       17,333      17,333      84,933      38,295      38,295      84,933      76,099      76,099      84,933
   12      53,876       15,100      15,100      84,933      38,325      38,325      84,933      82,978      82,978      87,127
   13      56,569       12,472      12,472      84,933      38,088      38,088      84,933      90,521      90,521      95,047
   14      59,398        9,365       9,365      84,933      37,533      37,533      84,933      98,723      98,723     103,659
   15      62,368        5,671       5,671      84,933      36,586      36,586      84,933     107,635     107,635     113,017
   16      65,486        1,241       1,241      84,933      35,151      35,151      84,933     117,310     117,310     123,175
   17      68,761            0           0           0      33,095      33,095      84,933     127,801     127,801     134,191
   18      72,199            0           0           0      30,235      30,235      84,933     139,163     139,163     146,121
   19      75,809            0           0           0      26,330      26,330      84,933     151,451     151,451     159,024
   20      79,599            0           0           0      21,061      21,061      84,933     164,722     164,722     172,958
   25     101,591            0           0           0           0           0           0     247,945     247,945     260,342
   30     129,658            0           0           0           0           0           0     374,640     374,640     378,386
   35     165,480            0           0           0           0           0           0     571,193     571,193     571,193

ASSUMPTIONS:

(1) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND CONTRACT FEES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

Supplement Dated November 5, 2001     A-8                           SVUL-2001161